Acquisitions and Dispositions - Schedule of Assets Held for Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets held for sale	$ 1,737,530	$ 0
Total current liabilities, held for sale	644,245	$ 0
MountainWest | Disposal Group, Held-for-sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Regulated operations plant, net of accumulated depreciation of $907 million	957,729
Regulated operations plant, accumulated depreciation	907,000
Other property and investments	49,546
Other current assets	188,629
Goodwill, net of accumulated impairment of $449.6 million	508,395
Goodwill impairment loss	449,600
Deferred charges and other assets	39,050
Total assets	1,743,349
Disposal selling costs	5,819
Other current liabilities	55,188
Long-term debt	448,862
Other deferred credits and liabilities	140,195
Total current liabilities, held for sale	644,245
Cash and cash equivalents disposed	23,800
Regulatory assets disposed	2,200
In-kind system gas imbalance disposed	116,600
Regulatory assets, included in deferred charges and other assets	30,100
Liabilities disposed related to regulatory excess deferred/other taxes and gross-up	60,200
Liabilities disposed related to accumulated removal costs	58,800
MountainWest | Disposal Group, Held-for-sale, Not Discontinued Operations | Other current liabilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Regulatory liabilities	18,900
MountainWest | Disposal Group, Held-for-sale, Not Discontinued Operations | Other Deferred Credits And Liabilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Regulatory liabilities	$ 139,000